Cover	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	CREATIVE GLOBAL TECHNOLOGY HOLDINGS LIMITED
Entity Central Index Key	0001967822
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 03, 22/F, Westin Centre,
Entity Address, Address Line Two	26 Hung To Road
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102